Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(2.13%)	11.61%	12.59%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		2.14%	12.09%	12.58%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		3.58%	12.66%	12.97%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		4.19%	13.32%	13.62%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		4.11%	13.22%	13.54%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		3.84%	12.94%	13.25%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		3.06%	12.09%	12.58%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%	16.64%	13.65%
Putnam Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Putnam Sustainable Leaders Linked Benchmark†
Average Annual Return, Percent	[1]	15.16%	16.64%	14.56%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%	16.64%	13.65%
Putnam Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Putnam Sustainable Leaders Linked Benchmark†
Average Annual Return, Percent	[2]	15.16%	16.64%	14.56%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%	16.64%	13.65%
Putnam Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Putnam Sustainable Leaders Linked Benchmark†
Average Annual Return, Percent	[3]	15.16%	16.64%	14.56%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%	16.64%	13.65%
Putnam Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Putnam Sustainable Leaders Linked Benchmark†
Average Annual Return, Percent	[4]	15.16%	16.64%	14.56%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%	16.64%	13.65%
Putnam Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Putnam Sustainable Leaders Linked Benchmark†
Average Annual Return, Percent	[5]	15.16%	16.64%	14.56%

[1]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[2]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[3]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[4]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[5]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.